Related party transactions and Directors' remuneration - Disclosure required by the Companies Act 2006 (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Directors [member]
Disclosure of transactions between related parties [line items]
Aggregate emoluments	£ 6.4	£ 7.6
Directors [member] | Deferred Share Value Plan / Share Value Plan [Member]
Disclosure of transactions between related parties [line items]
Aggregate emoluments	0.6	1.9
Highest paid director [member]
Disclosure of transactions between related parties [line items]
Aggregate emoluments	3.0	3.2
Highest paid director [member] | Deferred Share Value Plan / Share Value Plan [Member]
Disclosure of transactions between related parties [line items]
Aggregate emoluments	£ 0.4	£ 1.2